PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	March 31, 2023	March 31, 2024
	RMB	RMB

Cost
Leasehold improvement	178,023	212,123
Electronic equipment	51,748	49,036
Software	26,953	26,953
Furniture	2,151	15,643
Machine	-	11,081
Vehicles and motors	4,057	6,621
Construction in progress	43,489	778
Total property, equipment and software	306,421	322,235

Less: accumulated depreciation and amortization
Leasehold improvement	(174,014)	(175,667)
Electronic equipment	(49,008)	(45,327)
Software	(16,630)	(22,974)
Furniture	(1,136)	(1,083)
Machine	-	(477)
Vehicles and motors	(1,908)	(2,464)
Total accumulated depreciation and amortization	(242,696)	(247,992)

Net book value	63,725	74,243

The total amounts charged to the Consolidated Statements of Comprehensive Loss for depreciation and amortization expense are approximately RMB14.3 million, RMB13.4 million and RMB12.3 million for the fiscal years ended March 31, 2022, 2023 and 2024, respectively.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)